Intangible Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	£ 16,029
Ending balance, intangible assets	30,787	£ 16,029
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	19,559	12,724
Additions	1,827	1,364
On acquisition of subsidiary / business	15,236	4,301
Reclassification		61
Disposals	(13)	(22)
Effect of foreign exchange translations	745	1,131
Ending balance, intangible assets	37,354	19,559
Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(3,530)	(1,493)
Charge for the year	2,912	1,814
Reclassification		(58)
Impairment	(19)
Disposals	13	3
Effect of foreign exchange translations	(119)	(168)
Ending balance, intangible assets	(6,567)	(3,530)
Client relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	14,545
Ending balance, intangible assets	27,776	14,545
Client relationship | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	17,603	12,200
Additions	0	0
On acquisition of subsidiary / business	15,214	4,301
Reclassification		0
Disposals	0	0
Effect of foreign exchange translations	745	1,102
Ending balance, intangible assets	33,562	17,603
Client relationship | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(3,058)	(1,244)
Charge for the year	2,611	1,668
Reclassification		0
Impairment	0
Disposals	0	0
Effect of foreign exchange translations	(117)	(146)
Ending balance, intangible assets	(5,786)	(3,058)
Software and licences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	1,422
Ending balance, intangible assets	2,996	1,422
Software and licences | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	1,819	391
Additions	1,827	1,364
On acquisition of subsidiary / business	22	0
Reclassification		61
Disposals	(13)	(22)
Effect of foreign exchange translations	3	25
Ending balance, intangible assets	3,658	1,819
Software and licences | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(397)	(220)
Charge for the year	257	99
Reclassification		(58)
Impairment	(19)
Disposals	13	3
Effect of foreign exchange translations	(2)	(23)
Ending balance, intangible assets	(662)	(397)
Non-compete agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	62
Ending balance, intangible assets	15	62
Non-compete agreement | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	137	133
Additions	0	0
On acquisition of subsidiary / business	0	0
Reclassification		0
Disposals	0	0
Effect of foreign exchange translations	(3)	4
Ending balance, intangible assets	134	137
Non-compete agreement | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(75)	(29)
Charge for the year	44	47
Reclassification		0
Impairment	0
Disposals	0	0
Effect of foreign exchange translations	0	1
Ending balance, intangible assets	£ (119)	£ (75)